Income Taxes	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local	$(142,419)	$(14,724)
- Foreign - Labuan	(55,587)	59,674
- Foreign - Hong Kong	(33,744)	19,300
Income (Loss) before income tax	$(231,750)	$64,250

The benefit for income taxes consisted of the following:

For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Current:
- Local	$-	$-
- Foreign	-	(6,965)

Deferred:
- Local	-	-
- Foreign	-	-

Benefit for income taxes	$-	$(6,965)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation was incorporated in the State of Nevada and is subject to the tax laws of the United States of America. As of March 31, 2020, the operations in the United States of America incurred approximately $349,000 of cumulative net operating losses which can be carried forward to offset future taxable income. Approximately $10,000 and $24,000 of the net operating loss carry forwards will expire in 2027and 2028, respectively, if unutilized. The remaining balance can be carried forward indefinitely. The deferred tax valuation allowance as of March 31, 2020 and December 31, 2019 were approximately $73,000 and $43,000, respectively.

Labuan

Under the current laws of the Labuan, Agape ATP Corporation is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit. Due to Agape ATP Corporation is a holding company, it did not generate any income nor incurred any income tax. In addition, its related expenses incurred cannot be carried forward to offset any future operation income.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
U.S. statutory rate	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(10.8)%
Effective tax rate	0.0%	(10.8)%

(1) This was related to disallowed expenditure incurred in the ordinary course of business.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of March 31, 2020	As of December 31, 2019
	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$73,318	$43,410
Less: valuation allowance	(73,318)	(43,410)
Deferred tax assets	$-	$-

11. INCOME TAXES

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
Tax jurisdictions from:
- Local	$(279,476)	$(33,977)	$(76,309)	$(261,918)
- Foreign - Labuan	(4,174)	(45,576)	(2,777)	134,806
- Foreign – Hong Kong	(55,281)	(55,928)	(440,556)	2,172
Loss before income tax	$(338,931)	$(135,481)	$(519,642)	$(124,940)

The provision for income taxes consisted of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
(Unaudited)
Current:
- Local	$-	$-	$-	$-
- Foreign	-	6,965	-	5,334

Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-

Income tax expense	$-	$6.965	$-	$5,334

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2019, June 30, 2019 and December 31, 2018, the operations in the United States of America incurred $717,901, $438,426, and $395,095 (unaudited), respectively, of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2037 and ending in 2039, if unutilized. The tax valuation allowance as of December 31, 2019, June 30, 2019 and December 31, 2018 are $150,759, $92,069 and $82,970 (unaudited), respectively.

Labuan

Under the current laws of the Labuan, Agape ATP Corporation is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit. Due to Agape ATP Corporation is a holding company, it did not generate any income nor incurred any income tax. In addition, its related expenses incurred cannot be carried forward to offset any future operation income.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(5.1)%	0.0%	(4.3)%
Effective tax rate	0.0%	(5.1)%	0.0%	(4.3)%

(1) This was related to disallowed expenditure incurred in the ordinary course of business.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$150,759	$92,069	$82,970
Less: valuation allowance	(150,759)	(92,069)	(82,970)
Deferred tax asset	$-	$-	$-